Segment information (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Total amounts reported in Financial Statements
Network revenues																	$ 30,147.8		$ 15,019.3		$ 13,039.9
Home delivery and specialty revenues																	13,398.2		8,352.9		7,436.6
Other revenues																	1,153.9		1,073.0		1,201.2
Service revenues																	273.3		277.1		263.5
Total revenues	11,294.2	[1],[2]	11,251.8	[1],[2]	11,288.8	[1],[2]	11,138.4	[1],[2],[3]	8,197.0	[1],[2]	5,613.0	[1],[2]	5,496.8	[1],[2]	5,415.5	[1],[2],[3]	44,973.2	[4]	24,722.3	[4]	21,941.2	[4]
Depreciation and amortization expense																	244.7		106.7		94.1
Operating income	557.9	[2]	528.0	[2]	530.3	[2]	454.7	[2],[3]	403.6	[2]	358.4	[2]	380.2	[2]	355.3	[2],[3]	2,070.9		1,497.5		1,274.3
Non-operating charges, net																					(2.0)
Undistributed loss from joint venture																					(0.3)
Interest income																	4.9		5.3		13.0
Interest expense																	(167.1)		(194.4)		(77.6)
Income before income taxes																	1,908.7		1,308.4		1,207.4
Capital expenditures																	119.9		147.5		83.8
PBM [Member]
Reportable Segments Information
Network revenues, by segment																	30,147.8		15,019.3		13,039.9
Home delivery and specialty revenues, by segment																	13,398.2		8,352.9		7,436.6
Service revenue, by segment																	260.9		264.7		250.4
Total revenue, by segment																	43,806.9		23,636.9		20,726.9
Depreciation and amortization expense, by segment																	236.9		98.3		86.1
Operating income, by segment																	2,061.5		1,490.4		1,272.6
Capital expenditures, by segment																	116.9		145.4		83.7
EM [Member]
Reportable Segments Information
Other revenue, by segment																	1,153.9		1,073.0		1,201.2
Service revenue, by segment																	12.4		12.4		13.1
Total revenue, by segment																	1,166.3		1,085.4		1,214.3
Depreciation and amortization expense, by segment																	7.8		8.4		8.0
Operating income, by segment																	9.4		7.1		1.7
Capital expenditures, by segment																	$ 3.0		$ 2.1		$ 0.1

[1]	Includes retail pharmacy co-payments of $1662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
[2]	Includes the December 1, 2009 acquisition of NextRx.
[3]	Restated to exclude the discontinued operations of PMG
[4]	Includes retail pharmacy co-payments of $6,181.4, $3,132.1, and $3,153.6 for the years ended December 31, 2010, 2009, and 2008, respectively.